Organization and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Significant Accounting Policies
1. Organization and Significant Accounting Policies
Advantage Solutions Inc. ( “Advantage” or the “Company”) is a provider of outsourced solutions to consumer goods companies and retailers.
On September 7, 2020, ASI Intermediate Corp., then known as Advantage Solutions Inc. (“Legacy Advantage”), entered into an agreement and plan of merger (as amended, modified, supplemented or waived, the “Merger Agreement”), with Conyers Park II Acquisition Corp, a Delaware corporation (“Conyers Park”), now known as Advantage Solutions Inc., CP II Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Conyers Park (“Merger Sub”), and Karman Topco L.P., then the parent company of Legacy Advantage (“Topco”). Conyers Park neither engaged in any operations nor generated any revenue. Based on Conyers Park’s business activities, it was a “shell company” as defined under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
On October 28, 2020 (the “Closing Date”), Conyers Park consummated the merger pursuant to the Merger Agreement, and Merger Sub was merged with and into Legacy Advantage with Legacy Advantage surviving the merger as a wholly owned subsidiary of Conyers Park (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). On the Closing Date, and in connection with the closing of the Transactions (the “Closing”), Conyers Park changed its name to Advantage Solutions Inc. and Legacy Advantage changed its name to ASI Intermediate Corp.
The Company’s Class A common stock is listed on the Nasdaq Global Select Market under the symbol “ADV” and warrants to purchase the Class A common stock at an exercise price of $11.50 per share are listed on the Nasdaq Global Select Market under the symbol “ADVWW”.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. The unaudited condensed consolidated financial statements do not include all of the information required by accounting principles generally accepted in the United States (“U.S. GAAP”). The Condensed Consolidated Balance Sheet at December 31, 2020 was derived from the audited Consolidated Balance Sheet at that date and does not include all the disclosures required by U.S. GAAP. In the opinion of management, all adjustments which are of a normal recurring nature and necessary for a fair statement of the results as of March 31, 2021 and for the three months ended March 31, 2021 and 2020 have been reflected in the condensed consolidated financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020 and the related footnotes thereto. Operating results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected during the remainder of the current year or for any future period.
COVID-19
Pandemic
COVID-19 continues to spread throughout the United States and other countries across the world, and the duration and severity of the effects are currently unknown. The COVID-19 pandemic has impacted the Company and could materially impact our financial results in the future. The Consolidated Condensed Financial Statements presented herein reflect estimates and assumptions made by management at March 31, 2021.
Such estimates and assumptions affect, among other things, the Company’s goodwill, long-lived asset and indefinite-lived intangible asset valuation, assessment of the annual effective tax rate and the allowance for expected credit losses and bad debt. Events and changes in circumstances, including those resulting from the impacts of COVID-19, will be reflected in management’s estimates for future
periods.
Recent Accounting Standards
Recent Accounting Standards Adopted by the Company
In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company adopted ASU 2019-12 on January 1, 2021 and the adoption of this accounting standard did not have a material impact on the Company’s condensed consolidated financial statements.
Accounting Standards Recently Issued but Not Yet Adopted by the Company
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This guidance provides optional expedients and exceptions for U.S. GAAP to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate if certain criteria are met. The amendments in this update are effective for reporting periods that include or are subsequent to March 12, 2020. Once adopted, the amendments in this update must be applied prospectively for all eligible contract modifications for that topic. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.
In May 2021, the FAS issued ASU 2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
. The guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company is evaluating the potential impact of this adoption on its consolidation financial statements.
All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted.

1. Organization and Significant Accounting Policies
On July 25, 2014, Advantage Solutions Inc. (“ASI Intermediate”) acquired Advantage Sales & Marketing Inc. (the “2014 Topco Acquisition”) from AGS Topco Holdings, L.P. and its private equity sponsor, Apax Partners. As a result of the 2014 Topco Acquisition, Advantage Sales & Marketing Inc. became a wholly owned indirect subsidiary of ASI Intermediate, of which Karman Topco L.P. (“Topco”) is the parent.
The units of Topco are held by equity funds affiliated with or advised by CVC Capital Partners, Leonard Green & Partners, Juggernaut Capital Partners, Centerview Capital, L.P., Bain Capital and Yonghui Investment Limited, as well as by current and former members of the Company’s management.
On September 7, 2020, ASI Intermediate entered into an agreement and plan of merger (as amended, modified, supplemented or waived, the “Merger Agreement”), with Conyers Park II Acquisition Corp., a Delaware corporation, now known as Advantage Solutions Inc. (“Conyers Park”), CP II Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Conyers Park (“Merger Sub”), and Topco. Conyers Park neither engaged in any operations nor generated any revenue. Based on Conyers Park’s business activities, it was a “shell company” as defined under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)
On October 28, 2020 (the “Closing Date”), Conyers Park consummated the merger pursuant to the Merger Agreement, by and among Merger Sub, ASI Intermediate (“Legacy Advantage”), and Topco. Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Advantage with Legacy Advantage being the surviving company in the merger as a wholly owned subsidiary of Conyers Park (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). On the Closing Date, and in connection with the closing of the Transactions (the “Closing”), Conyers Park changed its name to Advantage Solutions Inc. (the “Company” or “Advantage”) and ASI Intermediate changed its name to ASI Intermediate, Corp.
As of the Closing, Topco received 203,750,000 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”). Additionally, 5,000,000 shares of Class A common stock (“Performance Shares”) were issued to Topco at Closing, which were subject to vesting upon satisfaction of a market performance condition for any period of 20 trading days out of 30 consecutive trading days during the five-year period after the Closing, and Topco was not able to vote or sell such shares until vesting. Such Performance Shares vested on January 15, 2021 when the market performance condition was satisfied.
In connection with the entry into the Merger Agreement, Conyers Park also entered into the Subscription Agreements with certain investors (the “PIPE Investors”), pursuant to which, among other things, Conyers Park agreed to issue and sell in a private placement shares of Conyers Park Class A common stock for a purchase price of $10.00 per share. The PIPE Investors, other than the Advantage Sponsors and their affiliates, have agreed to purchase an aggregate of 51,130,000 shares of Conyers Park Class A common stock. Certain of the Advantage Sponsors or their affiliates agreed to purchase an aggregate of 34,410,000 shares of Conyers Park Class A common stock, and, at their sole discretion. The shares of Conyers Park Class A common stock purchased by the PIPE Investors in the private placement are referred to as the “PIPE Shares” and the aggregate purchase price paid for the PIPE Shares is referred to as the “PIPE Investment Amount.” At the Closing, the PIPE Investment was consummated, and 85,540,000 shares of Class A common stock were issued for aggregate gross proceeds of $855.4 million.
Further, as part of the Closing, Conyers Park’s public shareholders redeemed 32,114,818 shares of Class A common stock at a redemption price of $10.06 per share, resulting in a $323.1 million payment from Conyers Park’s trust account proceeds and 12,885,182 shares of Class A common stock of Conyers Park existing public stockholders remain outstanding. Additionally, 11,250,000 shares of Conyers Park Class B common stock, par value $0.0001 per share, held by CP Sponsor and its directors, automatically converted into shares of the Company’s Class A common stock. As of the Closing, the PIPE Investors, Conyers Park existing public stockholders, and CP Sponsor collectively held 109,675,182 shares of Class A common stock.
The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Conyers Park is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current stockholder of Legacy Advantage, Topco, having a relative majority of the voting power of the combined entity, the operations of Legacy Advantage prior to the Merger comprising the only ongoing operations of the combined entity, and senior management of Legacy Advantage comprising the senior management of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity represent a continuation of the financial statements of Legacy Advantage with the acquisition being treated as the equivalent of Legacy Advantage issuing stock for the net assets of Conyers Park, accompanied by a recapitalization. The net assets of Conyers Park are stated at historical cost, with no goodwill or other intangible assets recorded. The shares and net (loss) income per share available to holders of the Legacy Advantage’s common stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.
In connection with the Merger, ASI Intermediate received $93.9 million from Conyers Park’s trust account balance after the payments of $323.1 million redemptions by Conyers Park public stockholders and of $37.3 million transaction expenses incurred by Conyers Park, net of deferred taxes of $3.9 million. ASI Intermediate incurred direct and incremental costs of approximately $24.0 million related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded to additional paid-in
capital as a reduction of proceeds. In addition, the Company incurred $39.8 million in transaction bonuses and $76.0 million in non-cash
share-based compensation expense due to the accelerated vesting of Topco’s legacy share-based compensation plan. The transaction bonuses and share-based compensation are included in “Selling, general and administrative expenses” on our Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2020. As further described below (
—
“
Revision of Prior Period Financial Statements
”), the Company also classified the 7,333,333 private placement warrants originally issued by Conyers Park to Conyers Park II Sponsor LLC in a private placement in connection with its initial public offering and assumed by the Company as a warrant liability with an initial fair value of the private placement warrants of $7.9 million with a decrease to additional paid-in
capital in connection with the consummation of the Transactions on the Closing Date.
The Company is headquartered in Irvine, California and is a leading business solutions provider to consumer goods manufacturers and retailers. The Company is a provider of outsourced solutions to consumer goods companies and retailers.
The Company’s common stock and warrants are now listed on the Nasdaq Global Select market under the symbol “ADV” and warrants to purchase the Common Stock at an exercise price of $11.50 per share are listed on the Nasdaq Global Select market under the symbol “ADVWW”.
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its controlled subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The financial information set forth herein reflects: (a) the consolidated statements of operations and comprehensive loss, stockholders’ equity, and cash flows for the years ended December 31, 2020, 2019, and 2018 and (b) the consolidated balance sheets as of December 31, 2020 and 2019. The consolidated financial statements for the years ended December 31, 2020, 2019, and 2018 reflect Topco’s basis in the assets and liabilities of the Company, as a result of the 2014 Topco Acquisition. The Company’s share in the earnings or losses for its joint ventures is reflected in “Investments in unconsolidated affiliates” and “Cost of revenues” in the Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss, respectively. All intercompany balances and transactions have been eliminated upon consolidation.
Revision of Prior Period Financial Statements
Based on the review of our historical accounting pursuant to Accounting Standards Codification (“ASC”) 815,
Derivatives and Hedging (Topic 815)
, the Company determined that its historical accounting for the private placement warrants that were previously issued by Conyers Park and recorded as equity in connection with the consummation of the Transactions on October 28, 2020 (the “Closing Date”) was incorrect and the private placement warrants should be classified as liabilities and marked to fair value through earnings each reporting period. We evaluated the impact of this error on the previously issued financial statements and concluded that the impact of this error was not material to the previously issued financial statements after considering both quantitative and qualitative factors; the Company has revised its consolidated annual financial statements as of and for the year ended December 31, 2020 to correct for this error. The Company recorded $7.9 million in warrant liability as a reduction to additional paid-in-capital
on the Closing Date. Subsequent changes in fair value of the warrant liability were recorded as a change in fair value of warrant liability of $13.4 million for the year ended December 31, 2020 within the Consolidated Statements of Operations and Comprehensive Loss. This revision did not have an impact on the Company’s revenues, cash position, operating expenses or total operating, investing or financing cash flows as previously presented.
The following presents a reconciliation of the Consolidated Balance Sheet, Consolidated Statement of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows from the previous amounts reported to the revised amounts as of December 31, 2020 and for the year ended December 31, 2020. The Consolidated Statements of Stockholders’ Equity for the year ended December 31, 2020 has been revised for the revision impact to net loss. See the Consolidated Statement of Operations and Comprehensive Loss reconciliation tables below for additional information on the revision and impact to net loss.

Consolidated Balance Sheet

(in thousands)	December 31, 2020	Adjustments		December 31, 2020
	(As Previously Reported)			(As Revised)
Warrant liability	$—	$21,234	(a)	$21,234
Total liabilities	$3,237,469	$21,234		$3,258,703
Additional paid in capital	$3,356,417	$(7,871	)(a)	$3,348,546
Accumulated deficit	$(907,738)	$(13,363	)(a)	$(921,101)
Total equity attributable to stockholders of Advantage Solutions Inc.	$2,443,069	$(21,234)		$2,421,835
Total stockholders’ equity	$2,540,023	$(21,234)		$2,518,789
Consolidated Statement of Operations

(in thousands, except per share data)	For the Year Ended December 31, 2020	Adjustments	For the Year Ended December 31, 2020
	(As Previously Reported)		(As Revised)
Change in fair value of warrant liability	$—	$13,363 (a)	$13,363
Total other expenses	$234,044	$13,363	$247,407
Loss before income taxes	$(167,038)	$(13,363)	$(180,401)
Net loss	$(161,707)	$(13,363)	$(175,070)
Net loss attributable to stockholders of Advantage Solutions Inc.	$(162,443)	$(13,363)	$(175,806)
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.	$(153,616)	$(13,363)	$(166,979)
Net loss per common share:
Basic and diluted	$(0.73)	$(0.06)	$(0.79)
Consolidated Statement of Cash Flows

(in thousands)	For the Year Ended December 31, 2020	Adjustments		For the Year Ended December 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES	(As Previously Reported)			(As Revised)
Net loss	$(161,707)	$(13,363)		$(175,070)
Adjustments to reconcile net loss to net cash provided by operating activities
Changes in fair value of warrant liability	—	13,363	(a)	13,363

Net cash provided by operating activities	$345,730	—		$345,730

SUPPLEMENTAL CASH FLOW INFORMATION
Fair value of liability for private placement warrants acquired at Closing	$—	$7,871	(a)	$7,871
Description of revision adjustment

(a)
The adjustments reflect the revision to record the initial warrant liability of the pri
v
ate placement warrants and to remeasure the warrant liability to the fair value as of December 31, 2020. The initial fair value of the private placement warrants of $7.9 million was recorded on the Closing date as a warrant liability with a decrease to additional paid-in capital. Subsequently, the warrant liability was adjusted to fair value of $21.2 million and the difference of $13.4 million was reflected in “Change in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows.

The applicable notes to the accompanying consolidated financial statements have also been revised to correct for the revision.
Take 5 Matter
On April 1, 2018, the Company acquired certain assets and assumed liabilities of Take 5 Media Group (“Take

5”) for total consideration of $81.6 million, including the fair value of contingent consideration of $4.6 million and holdback liabilities of $0.8 million. In June 2019, as a result of a review of internal allegations related to inconsistency of data provided by Take 5 to its clients, the Company commenced an investigation into Take 5’s operations. In July 2019, as a result of the Company’s investigation, the Company determined that revenue during the fiscal year ended December 31, 2018 attributable to the Take 5 business had been recognized for services that were not performed on behalf of clients of Take 5 and that inaccurate reports were made to Take 5 clients about those services (referred to as the “Take

5 Matter”). As a result of these findings, in July 2019, the Company terminated all operations of Take 5, including the use of its associated trade names and the offering of its services to its clients and offered refunds to Take 5 clients of collected revenues attributable to Take

5 since the Company’s acquisition of Take

5. The Company also determined that the amounts assigned to the assets of Take 5 acquired on the acquisition date had been improperly established based on inaccurate assumptions as to the fair value of the assets acquired and recorded a loss on Take

5 charge of $79.2 million in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2018.
In May 2020, the Company received $7.7
million from its representation warranty and indemnity policy related to the Take 5 acquisition for claims related to the Take 5 Matter, the maximum aggregate recovery under the policy.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. The most significant estimates include revenues, workers’ compensation and employee medical claim reserves, fair value of contingent consideration, leases, income taxes, equity-based compensation, derivative instruments and fair value considerations in applying purchase accounting and assessing goodwill and other asset impairments.
Foreign Currency
The Company’s reporting currency is U.S. dollars as that is the currency of the primary economic environment in which the Company operates. The Company translates the assets and liabilities of its
non-U.S.
dollar functional currency subsidiaries into U.S. dollars using exchange rates in effect at the end of each period. Revenues and expenses for these subsidiaries are translated using rates that approximate those in effect during the period. Gains and losses from these translations are included in “Accumulated other comprehensive income (loss)” in the Consolidated Statements of Stockholders’ Equity. Transactions in foreign currencies other than the entities’ functional currency are converted using the rate of exchange at the date of transaction. The gains or losses arising from the revaluation of foreign currency transactions to functional currency are included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss. Unrealized foreign currency exchange gains and losses on certain intercompany transactions that are of a long-term investment nature (i.e., settlement is not planned or anticipated in the foreseeable future) are also recorded in accumulated other comprehensive income (loss) in stockholders’ equity. The Company reports gains and losses from foreign exchange rate changes related to intercompany receivables and payables that are of a long-term investment nature, in “Other comprehensive income (loss)” in the Consolidated Statements of Operations and Comprehensive Loss. These items represented net losses of $2.1 million, $2.9

million, and $4.4

million during the fiscal years ended December 31, 2020, 2019, and 2018, respectively.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and highly liquid investments having an original maturity of three months or less. The Company’s investments consist primarily of institutional money market funds and
U.S. Treasury securities. The Company’s investments are carried at cost, which approximates fair value. The Company has restricted cash related to funds received from clients that will be disbursed at the direction of those clients. Corresponding liabilities have been recorded in “Other accrued expenses” in the Consolidated Balance Sheets.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Company’s consolidated balance sheets that sum to the total of the same such amounts shown in the Company’s Consolidated Statements of Cash Flows:

	December 31,
	2020	2019	2018
(in thousands)
Cash and cash equivalents	$204,301	$184,224	$141,590
Restricted cash	15,665	14,801	2,929

Total cash, cash equivalents and restricted cash	$219,966	$199,025	$144,519
Accounts Receivable and Expected Credit Losses
Accounts receivable consist of amounts due from clients for services provided in normal business activities and are recorded at invoiced amounts. The Company measures expected credit losses against certain billed receivables based upon the latest information regarding whether invoices are ultimately collectible. Assessing the collectability of client receivables requires management judgment. The Company determines its expected credit losses by specifically analyzing individual accounts receivable, historical bad debts, client credit-worthiness, current economic conditions, and accounts receivable aging trends. Valuation reserves are periodically re-evaluated and adjusted as more information about the ultimate collectability of accounts receivable becomes available. Upon determination that a receivable is uncollectible, the receivable balance and any associated reserve is written off.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of accounts receivable and cash balances at various financial institutions. The Company maintains cash balances in accounts at various financial institutions. At times such cash balances may exceed federally insured limits. The Company has not experienced any losses in such accounts.
Derivatives
The Company uses derivative financial instruments to hedge interest rate and foreign exchange risk. Derivative instruments, used to hedge interest rates, consist of interest rate swaps and interest rate caps. Interest rate swap contracts involve the exchange of floating rate interest payment obligations for fixed interest rate payments without the exchange of the underlying principal amounts. Interest rate cap contracts limit the floating interest rate exposure to the indicative rate in the agreement. Derivatives are initially recognized at fair value on the date a contract is entered into and are subsequently re-measured
at fair value. The fair values of derivatives are measured using observable market prices or, where market prices are not available, by using discounted expected future cash flows at prevailing interest and exchange rates. The Company does not designate these derivatives as hedges for accounting purposes, and as a result, all changes in the fair value of derivatives, used to hedge interest rates and foreign exchange risk, are recorded in “Interest expense” and in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss, respectively. These arrangements contain an element of risk in that the counterparties may be unable to meet the terms of such arrangements. In the event the counterparties are unable to fulfill their related obligations, the Company could potentially incur significant additional costs by replacing the positions at then current market rates. The Company manages its risk of exposure by limiting counterparties to those banks and institutions deemed appropriate by management.
Property and Equipment
Property and equipment are stated at cost, and the balances are presented net of accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the assets. The following table provides the range of estimated useful lives used for each asset type:

Leasehold improvements	3 — 10 years
Furniture and fixtures	3 — 7 years
Computer hardware and other equipment	3 — 5 years
Software	3 — 5 years
The Company capitalizes certain direct costs associated with the development and purchase of internal-use
software within property and equipment. Capitalized costs are amortized on a straight-line basis over the estimated useful lives of the software, generally not exceeding five years.
Leasehold improvements are amortized on a straight-line basis over the shorter of their respective lease terms or their respective estimated useful lives. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the Consolidated Balance Sheets and the resulting gain or loss is reflected in the “Cost of revenues” and “Selling, general, administrative expenses” within the Consolidated Statements of Operations and Comprehensive Loss, depending on the nature of the assets. Expenditures for maintenance and repairs are expensed as incurred, whereas expenditures for improvements and replacements are capitalized.
Equity Method Investments
Investments in companies in which the Company exercises significant influence over the operating and financial policies of the investee and are not required to be consolidated are accounted for using the equity method. The Company’s proportionate share of the net income or loss of equity method investments is included in results of operations and any dividends received reduce the carrying value of the investment. The excess of the cost of the Company’s investment over its proportionate share of the fair value of the net assets of the investee at the acquisition date is recognized as goodwill and included in the carrying amount of the investment. Goodwill in the equity method investments is not amortized. Gains and losses from changes in the Company’s ownership interests are recorded in results of operations until control is achieved. In instances in which a change in the Company’s ownership interest results in obtaining control, the existing carrying value of the investment is remeasured to the acquisition date fair value and any gain or loss is recognized in the Consolidated Statements of Operations and Comprehensive Loss.
Distributions received from unconsolidated entities that represent returns on the investor’s investment are reported as cash flows from operating activities in the Company’s statement of cash flows. Cash distributions from unconsolidated entities that represent returns of the Company’s investment are reported as cash flows from investing activities.
Business Combinations
The Company accounts for business combinations using the acquisition method. Under this method, the purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is allocated to goodwill. Factors giving rise to goodwill generally include assembled workforce, geographic presence, expertise, and synergies that are anticipated as a result of the business combination, including enhanced product and service offerings. The Company determines the estimated fair values after review and consideration of relevant information, including discounted cash flows, quoted market prices and estimates made by management. The Company adjusts the preliminary purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as the Company obtains more information as to facts and circumstances existing at the acquisition date impacting asset valuations and liabilities assumed. Goodwill acquired in business combinations is assigned to the reporting unit expected to benefit from the combination as of the acquisition date. Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.
Goodwill and Indefinite Lived Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of the net identifiable tangible and intangible assets acquired in an acquisition. The Company tests for impairment of goodwill at the reporting unit level. The Company generally combines reporting units, which are a component of an operating segment when they have similar economic characteristics, nature of services, types of client, distribution methods and regulatory environment. The Company has two reporting units, sales and marketing, which are also the Company’s operating segments.
The Company tests its goodwill for impairment at the beginning of the fourth quarter of a given fiscal year and whenever events or changes in circumstances indicate that the carrying value of a reporting unit may exceed its fair value. The Company has the option to perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before performing a quantitative impairment test. If the qualitative assessment indicates it is not more likely than not that the fair value of a reporting unit, as determined applying the quantitative impairment test described below, is less than the carrying amount, then there is no need to perform the quantitative impairment test. Upon performing the quantitative impairment test, if the fair value of the reporting unit is less than its carrying amount, goodwill is impaired and the excess of the reporting unit’s carrying value over the fair value is recognized as an impairment loss; however, the loss recognized would not exceed the total amount of goodwill allocated to that reporting unit.
The Company’s annual goodwill impairment assessment for the year ended December 31, 2020 was performed as of October 1, 2020. The Company utilizes a combination of income and market approaches to estimate the fair value of its reporting units. The income approach utilizes estimates of discounted cash flows of the reporting units, which requires assumptions for the reporting units’ revenue growth rates, operating margins, terminal growth rates, and discount rates all of which require significant management judgment. The market approach applies market multiples derived from the historical earnings data of selected guideline publicly-traded companies to the Company’s reporting units’ businesses to yield a second assumed value of each reporting unit, which requires significant management judgment. The guideline companies are first screened by industry group and then further narrowed based on the reporting units’ business descriptions, markets served, competitors, operating margins, and revenue size. Market multiples are then selected from within the range of these guideline companies multiples based on the subject reporting unit. These assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy (described in “Fair Value Measurements,” below). The Company based its fair value estimates on assumptions it believes to be reasonable but which are unpredictable and inherently uncertain. A change in these underlying assumptions would cause a change in the results of the tests and, as such, could cause fair value to be less than the carrying amounts and result in an impairment of goodwill in the future. Additionally, if actual results are not consistent with the estimates and assumptions or if there are significant changes to the Company’s planned strategy, it may cause fair value to be less than the carrying amounts and result in an impairment of goodwill in the future.
The Company compares a weighted average of the output from the income and market approaches to the carrying value of each reporting unit. The Company also compares the aggregate estimated fair value of its reporting units to the estimated value of its total invested capital on a marketable basis.
Based on the results of the Company’s quantitative impairment test performed for its reporting units, the Company determined that its goodwill is not impaired for the year ended December 31, 2020. The fair value of the sales reporting unit exceeded its carrying value by 8.3%. The fair value of the marketing reporting unit significantly exceeded its carrying value, which the Company defines as greater than 20%. The Company determined that no additional triggering events occurred that required the Company to perform an interim goodwill impairment test as of December 31, 2020.
In performing the quantitative impairment test for the year ended December 31
,
2019
, the Company had also determined that its goodwill was not impaired. The fair value of the sales reporting unit exceeded its carrying value by
3.5
%. The fair value of the marketing reporting unit significantly exceeded its carrying value. The Company determined that no additional triggering events occurred that required the Company to perform an interim goodwill impairment test as of December
31
,
2019
. Accordingly,
no
impairment related to the Company’s goodwill was recorded for the year ended December
31
,
2019
.
During the year ended December 31, 2018, based on the results of the Company’s quantitative impairment test performed for the sales reporting unit, the Company recognized a $652.0 million non-cash
goodwill impairment charge. While there was no single determinative event or factor, the consideration of the weight of evidence of several factors that developed during 2018 led the Company to conclude that it was more likely than not that the fair value of the sales reporting unit was below its carrying value. These factors included: (i) the decrease of revenues and profitability due to a large retailer revising its in-store
retail merchandising program to
restrict manufacturers’ ability to select any third-party outsource provider to perform unrestricted and unmonitored retail merchandising, (ii) the unrelated decrease of revenues and profitability related to reduced services from several clients in the grocery channel and foodservice channel, (iii) the combination of the Company’s completed third quarter and preliminary fourth quarter results being below management’s expectations, and (iv) the development and approval of the Company’s 2019 annual operating plan in the fourth quarter of 2018, which provided additional insights into expectations such as lower long-term revenue growth and profitability expectations. Based on these factors, the Company recorded the non-cash
goodwill impairment charge in 2018, which has been reflected in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2018. As the sales reporting unit was written down to its respective fair value, there was zero excess fair value over its carrying amount as of December 31, 2018.
Based on the results of the quantitative impairment test performed for the marketing reporting unit for 2018, the Company determined that the Company’s goodwill was not impaired for the marketing reporting unit for the year ended December 31, 2018. The fair value of the marketing reporting unit significantly exceeded its carrying value.
The Company’s indefinite-lived intangible assets are its sales and marketing trade names. Intangible assets with indefinite useful lives are not amortized but tested annually, at the beginning of the fourth quarter, for impairment or more often if events occur or circumstances change that would create a triggering event. The Company has the option to perform a qualitative assessment of whether it is more likely than not that the indefinite-lived intangible asset’s fair value is less than its carrying value before performing a quantitative impairment test. The Company tests its indefinite-lived intangible assets for impairment using a relief from royalty method by comparing the estimated fair values of the indefinite-lived intangible assets with the carrying values. The estimates used in the determination of fair value are subjective in nature and involve the use of significant assumptions. These estimates and assumptions include revenue growth rates, terminal growth rates, discount rates and royalty rates, all of which require significant management judgment. The assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. The Company based its fair value estimates on assumptions it believes to be reasonable, but which are unpredictable and inherently uncertain. Actual future results may differ from the estimates.
In connection with the Company’s annual quantitative impairment test as of October 1, 2020 and 2019, the Company concluded that its indefinite-lived intangible assets were not impaired for the years ended December 31, 2020 and 2019. The fair value of the indefinite-lived intangible assets related to sales trade names exceeded its carrying value by 13.3% and 8.3% for the years ended December 31, 2020 and 2019, respectively.

The fair value of the indefinite-lived intangible assets related to marketing trade names exceeded its carrying value by
8.4
% and
10.0
% for the years ended December
31
,
2020
and
2019
, respectively. The Company determined that
no
additional triggering events occurred that required the Company to perform an interim impairment test of indefinite-lived intangible assets as of December
31
,
2020
and
2019
. Accordingly, no impairment related to the Company’s intangible assets was recorded for the years ended December
31
,
2020
and
2019
.

During the year ended December 31, 2018, the Company concluded the carrying value of the indefinite- lived trade name in the sales reporting unit exceeded its estimated fair value. While there was no single determinative event or factor, the factors that led to the impairment were the same circumstances outlined in the goodwill impairment discussion above. As a result, the Company recognized a non-cash
intangible asset impairment charge of $580.0 million during the year ended December 31, 2018, which was reflected in its Consolidated Statements of Operations and Comprehensive Loss. Based on the quantitative test performed for the indefinite-lived marketing trade name, the Company determined that the indefinite-lived trade name in the marketing reporting unit was not impaired for the year ended December 31, 2018.
Long-Lived Assets
Long-lived assets to be held and used, including finite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, the Company evaluates recoverability by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If the assets are impaired, the impairment recognized is measured as the amount by which the carrying amount exceeds the fair value of the assets. Fair value is generally determined by estimates of discounted cash flows. The discount rate used in any estimate of discounted cash flows would be the rate required for a similar investment of like risk. No impairment related to the Company’s long-lived assets was recorded during the years ended December 31, 2020, 2019, and 2018.
As the Company assesses impairment of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, the Company has determined that the asset group for impairment testing is comprised of the assets and liabilities of the Company’s operating segments. The Company has identified client relationships as the primary asset because it is the principal asset from which the components derive their cash flow generating capacity.
Contingent Consideration
Certain of the Company’s acquisition and sale agreements include contingent consideration arrangements, which are generally based on the achievement of future financial performance. If it is determined the contingent consideration arrangements are not compensatory, the fair values of these contingent consideration arrangements are included as part of the purchase price of the acquisitions or divestitures on their respective transaction dates. For each transaction, the Company estimates the fair value of contingent consideration payments as part of the initial purchase price and records the estimated fair value of contingent consideration related to proceeds from divestitures as an asset in “Other Assets” or related to purchases of businesses as a liability in “Other accrued expenses” or “Other long-term liabilities” in the Consolidated Balance Sheets.
The Company reviews and assesses the estimated fair value of contingent consideration on a quarterly basis, and the updated fair value could differ materially from the initial estimates. Changes in the estimated fair value of contingent consideration liabilities related to the time component of the present value calculation are reported in “Interest expense” in the Consolidated Statements of Operations and Comprehensive Loss. Adjustments to the estimated fair value related to changes in all other unobservable inputs are reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
The portion of the cash settlement up to the acquisition date fair value of the contingent consideration are classified as “Contingent consideration payments” in cash flows from financing activities, and amounts paid in excess of the acquisition date fair value are classified as “Other accrued expenses and other liabilities” in cash flows from operating activities in the Consolidated Statements of Cash Flows.
Leases
In the first quarter of 2019, the Company adopted ASC 842, Leases, using the modified retrospective transition method.
The Company has obligations under various real estate leases, equipment leases, and software license agreements. The Company assesses whether these arrangements are or contain leases at lease inception. Classification of the leases between financing and operating leases is determined by assessing whether the lease transfers ownership of the asset to the Company, the lease grants an option for the Company to purchase the underlying asset, the lease term is for the majority of the remaining asset’s economic life, or if the minimum lease payments equals or substantially exceed all of the leased asset’s fair market value. As of December 31,
2020, the Company did not have any finance leases. See Note 8, Leases, for further information regarding the Company’s operating leases.
Self-Insurance Liability
The Company maintains a high deductible program for workers’ compensation claims. Losses and liabilities relating to workers’ compensation claims are fully insured beyond the Company’s deductible limits. The Company’s estimated liabilities are not discounted and are based on information provided by third party administrators, combined with management’s judgment regarding a number of assumptions and factors, including the frequency and severity of claims, claims development history, case jurisdiction, applicable legislation and claims settlement practices.
Revenue Recognition
The Company recognizes revenue when control of promised goods or services are transferred to the client in an amount that reflects the consideration that the Company expects to be entitled to in exchange for such goods or services. Substantially all of the Company’s contracts with clients involve the transfer of a service to the client, which represents a performance obligation that is satisfied over time because the client simultaneously receives and consumes the benefits of the services provided. In most cases, the contracts consist of a performance obligation that is comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). For these contracts, the Company allocates the ratable portion of the consideration based on the services provided in each period of service to such period.
Revenues related to the sales segment are primarily recognized in the form of commissions, fee-for-service, or on a cost-plus basis for providing headquarter relationship management, analytics, insights and intelligence services, administrative services, retail services, retailer client relationships and in-store media programs, and digital technology solutions (which include business intelligence solutions, e-commerce services, and content services).
Marketing segment revenues are primarily recognized in the form of fee-for-service (including retainer fees, fees charged to clients based on hours incurred, project-based fees, or fees for executing in-person consumer engagements or experiences, which engagements or experiences the Company refers to as “events”), commissions, or on a cost-plus basis for providing experiential marketing, shopper and consumer marketing services, private label development and digital, social, and media services.
The Company disaggregates revenues from contracts with clients by reportable segment. Revenues within each segment are further disaggregated between brand-centric services and retail-centric services. Brand-centric services are centered on providing solutions to support manufacturers’ sales and marketing strategies. Retail- centric services are centered on providing solutions to retailers. Disaggregated revenues were as follows:

	Year Ended December 31,
	2020	2019	2018
(in thousands)
Sales brand-centric services	$1,204,240	$1,209,480	$1,177,989
Sales retail-centric services	856,353	745,225	679,015

Total sales revenues	2,060,593	1,954,705	1,857,004

Marketing brand-centric services	429,200	474,928	424,373
Marketing retail-centric services	665,878	1,355,430	1,426,251

Total marketing revenues	1,095,078	1,830,358	1,850,624

Total revenues	$3,155,671	$3,785,063	$3,707,628

The Company is party to certain client contracts that include variable consideration, whereby the ultimate consideration is contingent on future events such as the client’s sales to retailers, hours worked, event count, costs incurred, and performance incentive bonuses. For commission based service contracts, the consideration received from the client is variable because the Company earns an agreed upon percentage of the client’s sales to retailers, which is agreed upon on a manufacturer-by-manufacturer
basis. Revenues are recognized for the commission earned during the applicable reporting period. The Company generally earns commission revenues from headquarter relationship management, analytics, insights and intelligence,
e-commerce,
administration, private label development and retail services arrangements. As part of these arrangements, the Company provides a variety of services to consumer goods manufacturers in order to improve the manufacturer’s sales at retailers. This includes primarily outsourced sales, business development, category and space management, relationship management, and sales strategy services. In exchange for these services, the Company earns an agreed upon percentage of its client’s sales to retailers, which is agreed upon on a manufacturer-by-manufacturer
basis.
For service contracts whereby the client is charged a fee per hour incurred or fee per event completed, revenues are recognized over time as actual hours are incurred or as events are completed, respectively. For service contracts with a cost-plus arrangement, revenues are recognized on a gross basis over time for a given period based on the actual costs incurred plus a fixed mark-up
fee that is negotiated on a
client-by-client
basis.
For certain contracts with clients, the Company is entitled to additional fees upon meeting specific performance goals or thresholds, which are referred to as bonus revenues. Bonus revenues are estimated and are recognized as revenues as the related services are performed for the client.
The variability of the consideration for the services transferred during a reporting period is typically resolved by the end of the reporting period. However, for certain client contracts, the Company is required to estimate the variable consideration for the services that have been transferred to the client during the reporting period. The Company typically estimates the variable consideration based on the expected value method. Estimates are based on historical experience and current facts known during the reporting period. The Company only recognizes revenues related to variable consideration if it is probable that a significant reversal of revenues recognized will not occur when the uncertainty associated with the variable consideration is resolved. When such probable threshold is not satisfied, the Company will constrain some or all of the variable consideration and the constrained variable consideration will not be recognized as revenues. The Company records an adjustment to revenue for differences between estimated revenues and the amounts ultimately invoiced to the client. Adjustments to revenue during the current period related to services transferred during prior periods were not material during the year ended December 31, 2020.
The Company has contracts that include fixed consideration such as a fee per project or a fixed monthly fee. For contracts with a fee per project, revenues are recognized over time using an input method such as hours worked that reasonably depicts the Company’s performance in transferring control of the services to the client. The Company determined that the input method represents a reasonable method to measure the satisfaction of the performance obligation to the client. For contracts with a fixed monthly fee, revenues are recognized using a time-based measure resulting in a straight-line revenue recognition. A time-based measure was determined to represent a reasonable method to measure the satisfaction of the performance obligation to the client because the Company has a stand ready obligation to make itself available to provide services upon the client’s request or the client receives the benefit from the Company’s services evenly over the contract period.
The Company evaluates each client contract individually in accordance with the applicable accounting guidance to determine whether the Company acts as a principal (whereby the Company would present revenues on a gross basis), or as an agent (whereby the Company would present revenues on a net basis). While the Company primarily acts as a principal in its arrangements and reports revenues on a gross basis, the Company will occasionally act as an agent and accordingly presents revenues on a net basis. For example, for certain advertising arrangements, the Company’s clients purchase media content in advance, and the Company does not take on any risk of recovering its cost to acquire the media content. As a result, the Company determined it acts as the agent in these arrangements and records revenues and their related costs on a net basis. However, in cases where media content is not purchased in advance by its clients, the Company records such revenues and its related costs on a gross basis, as it bears the risk of recovering the costs to acquire the revenues related to such media content and it is responsible for fulfillment of the services thereunder.
Substantially all of the Company’s contracts with its clients either have a contract term that is less than one year with options for renewal and/or can be cancelled by either party upon 30 to 120 days’ notice. For the purpose of disclosing the transaction price allocated to remaining unsatisfied performance obligations or partially satisfied performance obligations, the Company elected policies to: (1) exclude contracts with a contract term of one year or less and (2) exclude contracts with variable consideration that is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct service that forms part of a single performance obligation when that performance obligation qualifies as a series of remaining performance obligations. After applying these policy elections, the Company determined that it does not have a significant amount of fixed considerations allocated to remaining performance obligations for contracts with a contract term that exceeds one year.
When the Company satisfies its performance obligation and recognizes revenues accordingly, the Company has a present and unconditional right to payment and records the receivable from clients in “Accounts receivable” in the Consolidated Balance Sheet. The Company’s general payment terms are short-term in duration and the Company does not adjust the promised amount of consideration for the effects of a significant financing component.
Contract liabilities represent deferred revenues which are cash payments that are received in advance of the Company’s satisfaction of the applicable obligation(s) and are included in “Deferred revenues” in the Consolidated Balance Sheet. Deferred revenues are recognized as revenues when the related services are performed for the client. Revenues recognized during the year ended December 31, 2020 included $33.2 million of Deferred revenues as of December 31, 2019.
Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry- forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The income tax provision (benefit) is computed on the pre-tax
income (loss) of the entities located within each taxing jurisdiction based on current tax law. A valuation allowance for deferred tax assets is recorded to the extent that the ultimate realization of the deferred tax assets is not considered more likely than not. The Company believes its deferred tax assets are more likely than not to be realized based on historical and projected future results, or a valuation allowance is established.
Realization of the Company’s deferred tax assets is principally dependent upon its achievement of future taxable income, the estimation of which requires significant management judgment. These judgments regarding future profitability may change due to many factors, including future market conditions and the Company’s ability to successfully execute its business plans. These changes, if any, may require adjustments to deferred tax asset balances and deferred income tax expense.
Uncertain Tax Positions
The Company accounts for uncertain tax positions when it is more likely than not that the tax position will not be sustained on examination by the taxing authorities, based on the technical merits of the position. As of December 31, 2020, and 2019, the Company’s unrecognized tax benefits were $0.6 million and $0.6 million,
respectively. All the unrecognized tax benefits as of December 31, 2020 would be included in the effective tax rate if recognized in future periods.The Company is unaware of any positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase within the next twelve months. The Company files tax returns in the United States, various states and foreign jurisdictions. With few exceptions, as of December 31, 2020, the Company is no longer subject to federal, state, or
non-U.S.
income tax examinations by tax authorities for years prior to 2016.The Company has elected to classify interest and penalties as components of tax expense. These amounts were immaterial for the years ended December 31, 2020, 2019 and 2018.
Equity-based Compensation
The Company measures the cost of
non-employee
services received in exchange for an award of equity instruments based on the measurement date fair value consistent with the vesting of the awards and measuring the fair value of these units at the end of each measurement period. The cost is recognized over the requisite service period. The Company’s equity-based compensation is based on grant date fair value determined utilizing Backsolve Option Pricing Method (“OPM”) for its Common Series C Units and a combination of the OPM and Monte Carlo valuation model for its Common Series
C-2
Units.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized in “Changes in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss. The fair value of the private placement warrants on the date of issuance and on each measurement date is estimated using a Black-Scholes option pricing model which includes inputs such as the Company’s stock price, exercise price per share, and the number of private placement warrants outstanding. Assumptions used in the model are subjective and require significant judgment, and include implied volatility and the risk-free interest rate.
Other Comprehensive Income (Loss)
The Company’s comprehensive loss includes net loss as well as foreign currency translation adjustments, net of tax. Unrealized foreign currency exchange gains and losses on certain intercompany transactions that are of a long-term investment nature (i.e., settlement is not planned or anticipated in the foreseeable future) are also recorded in accumulated other comprehensive loss in stockholders’ equity.
Earnings Per Share
The Company calculates earnings per share (“EPS”) using a dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income by the weighted-average shares of common stock outstanding without the consideration for potential dilutive shares of common stock. Diluted earnings per share represents basic earnings per share adjusted to include the potentially dilutive effect of outstanding share option awards, non-vested share awards, common stock warrants, and Performance Shares.
Diluted earnings per share is computed by dividing the net income by the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. During periods of net loss, diluted loss per share is equal to basic loss per share because the antidilutive effect of potential common shares is disregarded. As a result of the Transactions, the Company has retrospectively adjusted the weighted-average number of common shares outstanding prior to October 28, 2020 by multiplying them by the exchange ratio used to determine the number of common shares into which they converted.
The following is a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31,
(in thousands, except share and earnings per share data)	2020	2019	2018
Basic and diluted:
Net loss attributable to stockholders	$(175,806)	$(21,172)	$(1,157,332)
Weighted average common shares outstanding	223,227,833	203,750,000	203,750,000

Basic and diluted loss per common share	$(0.79)	$(0.10)	$(5.68)

As part of the Transactions, 5,000,000 Performance Shares were issued to Topco at Closing, which were subject to vesting upon satisfaction of a market performance condition for any period of 20 trading days out of 30 consecutive trading days during the five-year period after the Closing, and Topco was not able to vote or sell such shares until vesting. These Performance Shares were considered contingently issuable shares and remained unvested as of December 31, 2020. Therefore, these Performance Shares are excluded from shares outstanding for basic and diluted EPS until the contingency is resolved. The 5,000,000 Performance Shares vested on January 15, 2021, when the closing price for the Class A common stock exceeded $12.00 per share for 20 trading days out of 30 consecutive trading days.
The Company had 18,583,333 warrants, including 7,333,333 private placement warrants held by the CP Sponsor, to purchase Class A common stock at $11.50 per share at the Closing, and no such warrants were exercised during the years ended December 31, 2020, 2019 and 2018. For the years ended December 31, 2020, 2019 and 2018, the Company has excluded the potential effect of warrants to purchase shares of Class A common stock and Performance Shares in the calculation of diluted net loss per common share, as the effect would be anti-dilutive due to losses incurred.
See Note 9 —
Fair Value of Financial Instruments
and Note 11 —
Equity Based Compensation and Equity
for additional information regarding the terms of public and private placement warrants.Fair Value MeasurementsThe Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.

Level 2	—
Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.
Variable Interest Entities and Investments
In accordance with the guidance for the consolidation of a variable interest entity (“VIE”), the Company analyzes its variable interests, including loans, leases, guarantees, and equity investments, to determine if the entity in which it has a variable interest is a VIE. The Company’s analysis includes both quantitative and qualitative considerations. The Company bases its quantitative analysis on the forecasted cash flows of the entity, and its qualitative analysis on its review of the design of the entity, its organizational structure including decision-making ability and financial agreements. The Company also uses its quantitative and qualitative analyses to determine if it is the primary beneficiary of the VIE, and if such determination is made, it includes the accounts of the VIE in its consolidated financial statements.
Recent Accounting Pronouncements
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the sole source of authoritative U.S. GAAP literature recognized by the FASB and applicable to the Company. The Company has reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. For any new pronouncements announced, management considers whether the new pronouncements could alter previous U.S. GAAP and determine whether any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of the Company’s financial management and certain standards are under consideration.

Recent Accounting Standards Adopted by the Company
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. This update replaces the existing incurred loss impairment model with an expected loss model (referred to as the Current Expected Credit Loss model). The Company adopted ASU
2016-13
and its related amendments on January 1, 2020. The adoption of this new accounting standard and its related amendments did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
. This guidance modifies the disclosure requirements on fair value measurements in Topic 820 based on the consideration of costs and benefits to promote the appropriate exercise and discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements. The amendments in this update are effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The adoption of this accounting standard did not have a material impact on the Company’s consolidated financial statements.
Accounting Standards Recently Issued but Not Yet Adopted by the Company
In March 2020 and January 2021, the FASB issued ASU 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
and ASU 2021-01,
Reference Rate Reform (Topic 848): Scope
, respectively. ASU 2020-04 and ASU 2021-01 provide optional expedients and exceptions for applying U.S. GAAP, to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. The guidance in ASU 2020-04 and ASU 2021-01 was effective upon issuance and, once adopted, may be applied prospectively to contract modifications and hedging relationships through December 31, 2022. The Company is currently evaluating the impact of the adoption of ASU 2020-04 and ASU 2021-01 on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12,
Simplifying the Accounting for Income Taxes
(“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740,
Income Taxes
, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.
All other new accounting pronouncements issued, but not yet effective or adopted have been deemed to be not relevant to the Company and, accordingly, are not expected to have a material impact once adopted.